Portfolio of Investments
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.110%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.8%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,231,688
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,428,182
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,450,219
Norfolk Airport Authority
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,211,566
Total			7,321,655
Higher Education 6.9%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	665,000	660,412
Virginia College Building Authority
Revenue Bonds
Series 2021C
09/01/2029	5.000%	1,000,000	1,241,794
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	2,555,000	2,792,816
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	481,657
Series 2020A
11/01/2027	5.000%	520,000	619,018
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,889,895
Total			8,685,592
Hospital 10.6%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	496,202
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,727,987
Lynchburg Economic Development Authority
Refunding Revenue Bonds
Centra Health Obligation Group
Series 2021
01/01/2036	5.000%	875,000	1,107,939
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,790,985
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	363,538
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	3,074,548
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,474,298
06/15/2033	5.000%	200,000	225,737
06/15/2035	5.000%	1,000,000	1,126,446
Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	271,706
11/01/2031	5.000%	270,000	332,524
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,400,100
Total			13,392,010
Investor Owned 2.5%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	1,000,000	1,002,232
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 09/02/25)
11/01/2035	0.750%	1,000,000	987,365
Wise County Industrial Development Authority
Revenue Bonds
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 05/31/24)
11/01/2040	1.200%	1,125,000	1,130,712
Total			3,120,309
Local Appropriation 5.6%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	175,620
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,190,773
Chesterfield County Economic Development Authority
Revenue Bonds
Series 2020F
04/01/2030	5.000%	2,000,000	2,515,197
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	870,862
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,112,534
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,142,157
Total			7,007,143
Local General Obligation 10.2%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,128,743
City of Harrisonburg
Unlimited General Obligation Refunding Bonds
Series 2021A
07/15/2032	5.000%	1,500,000	1,932,381
City of Norfolk
Unlimited General Obligation Bonds
Series 2021A
03/01/2035	5.000%	1,880,000	2,394,153
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,164,926
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,235,773
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,233,851
Virginia Public School Authority
Revenue Bonds
Series 2021
08/15/2028	5.000%	1,500,000	1,827,895
Total			12,917,722
Multi-Family 1.7%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,561,631
Series 2020E
07/01/2035	2.100%	650,000	621,502
Total			2,183,133

2	Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 2.0%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	236,337
Series 2019
06/01/2031	5.000%	1,200,000	1,481,095
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	857,003
Total			2,574,435
Pool / Bond Bank 2.1%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,119,222
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,465,445
Total			2,584,667
Ports 1.5%
Virginia Port Authority Commonwealth Port Fund(c)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	1,932,347
Refunded / Escrowed 12.9%
Albermarle County Economic Development Authority
Prerefunded 01/01/23 Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,069,258
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,435,512
City of Norfolk
Prerefunded 08/01/28 Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,221,078
Greater Richmond Convention Center Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,521,861
06/15/2030	5.000%	1,540,000	1,736,048
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hampton Roads Sanitation District
Prerefunded 08/01/26 Revenue Bonds
Subordinated Series 2016A
08/01/2031	5.000%	2,000,000	2,322,712
Hanover County Economic Development Authority
Prerefunded 07/01/22 Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	210,000	212,929
Rappahannock Regional Jail Authority
Prerefunded 10/01/25 Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	1,957,780
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	853,677
Total			16,330,855
Retirement Communities 5.5%
Albemarle County Economic Development Authority(d)
Refunding Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2022
06/01/2042	4.000%	1,000,000	1,113,400
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	410,407
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	556,413
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,652,158
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,376,993
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	378,567
01/01/2029	5.000%	400,000	477,724
Total			6,965,662

Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.7%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,175,731
Special Non Property Tax 1.6%
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien
Series 2020A
07/01/2033	5.000%	500,000	631,343
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,376,403
Total			2,007,746
Special Property Tax 4.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,000,624
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,103,546
04/01/2032	4.000%	1,000,000	1,101,840
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	7.500%	644,000	307,400
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	967,716
Marquis Community Development Authority of York County(g)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	184,847
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	690,767
Total			5,356,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 5.1%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,667,840
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,236,127
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,722,572
Series 2019A
08/01/2031	5.000%	1,500,000	1,853,416
Total			6,479,955
Transportation 10.7%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,197,817
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	553,696
Series 2018
05/15/2036	4.000%	2,000,000	2,282,262
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	2,948,480
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,339,507
Series 2018
07/01/2036	5.000%	500,000	583,468
07/01/2037	5.000%	1,000,000	1,166,374
Series 2020A
07/15/2037	5.000%	2,000,000	2,490,867
Total			13,562,471

4	Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Virginia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 6.4%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,043,689
07/15/2027	5.000%	1,000,000	1,017,615
Metropolitan Washington Airports Authority Dulles Toll Road(g)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,898,924
Virginia Small Business Financing Authority(c),(d)
Revenue Bonds
Senior Lien - Elizabeth River Crossings Opco LLC
Series 2022
01/01/2038	4.000%	1,000,000	1,082,498
Total			8,042,726
Water & Sewer 1.9%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,365,121
Total Municipal Bonds (Cost $123,595,021)			125,006,020
Money Market Funds 2.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	108,441	108,430
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	2,654,194	2,654,194
Total Money Market Funds (Cost $2,762,635)		2,762,624
Total Investments in Securities (Cost: $126,457,656)		127,868,644
Other Assets & Liabilities, Net		(1,460,410)
Net Assets		126,408,234

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $307,400, which represents 0.24% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Virginia Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT239_04_M01_(03/22)